Series A Preferred Convertible Security (Details) - USD ($)	Jun. 03, 2024	Sep. 30, 2023	Aug. 31, 2023	Nov. 09, 2022	Mar. 31, 2024	Mar. 31, 2023
Series A Preferred Covertible Security [Line Items]
Purchased principal amount (in Dollars)	$ 3,888,889		$ 1,004,705	$ 3,333,333.33
Discount rate			85.00%
Preferred alternate conversion price percentage			85.00%
Share reserved (in Shares)				20,911,474
Preference shares [member]
Series A Preferred Covertible Security [Line Items]
Convertible preferred shares, par value			$ 0.01
Alternate conversion price			0.0787
Initial exercise price			850
Purchase aggregate of preferred shares (in Dollars)		$ 8,235
Ordinary shares [Member]
Series A Preferred Covertible Security [Line Items]
Convertible preferred shares, par value			0.01		$ 0.01	$ 0.01
Purchase of aggregate shares (in Shares)		3,182,250
Initial exercise price		$ 0.44
Warrant Conversion [Member]
Series A Preferred Covertible Security [Line Items]
Convertible preferred shares, par value			$ 0.4
Share reserved (in Shares)				1,754,386
Common Share Conversion [Member]
Series A Preferred Covertible Security [Line Items]
Share reserved (in Shares)				19,157,088